Capital and Reserves - Share Capital (Details) - ARS ($) $ / shares in Units, $ in Thousands		Dec. 31, 2023	Nov. 28, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares capital		$ 612,710	$ 150,605	$ 612,710
Quantity [Member]
Disclosure of classes of share capital [line items]
Number of shares capital		612,710,079
Nominal Value Per Share [Member]
Disclosure of classes of share capital [line items]
Share capital		$ 1
Votes Per Share [Member]
Disclosure of classes of share capital [line items]
Votes per share		1
Shares Outstanding [Member]
Disclosure of classes of share capital [line items]
Number of shares capital		$ 612,710
Paid In [Member]
Disclosure of classes of share capital [line items]
Number of shares capital	[1]	$ 612,710

[1]	Registered with the Public Registry of Commerce.